File No. 333-________

As filed on August 29, 2003

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                      Pre-Effective Amendment No. |_|
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                    American Skandia Advisor Funds, INC.

                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                            Assistant Secretary, American Skandia Advisor Funds, Inc.
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                         Robert K. Fulton, Esquire
                                   Stradley, Ronon, Stevens & Young, LLP
                                          2600 One Commerce Square
                                        Philadelphia, PA 19103-7098

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Goldman Sachs Mid-Cap
Growth Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on
Section 24(f) of the Investment Company Act of 1940, as amended.

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                 ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         IMPORTANT PROXY MATERIALS
                                              PLEASE VOTE NOW

Dear Shareholder:                                                      September     , 2003

I am writing to ask you to vote on an important  proposal  whereby the assets of the ASAF  Neuberger  Berman
Mid-Cap  Growth Fund (the  "Neuberger  Mid-Cap  Growth  Fund") would be acquired by the ASAF  Goldman  Sachs
Mid-Cap  Growth Fund (the  "Goldman  Mid-Cap  Growth Fund" and together with the  Neuberger  Mid-Cap  Growth
Fund,  the "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of
American  Skandia  Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the Neuberger  Mid-Cap Growth
Fund is scheduled for November 21, 2003. Only  shareholders  of the Neuberger  Mid-Cap Growth Fund will vote on the acquisition of the Neuberger Mid-Cap Growth Fund's assets by the Goldman Mid-Cap Growth Fund.

This package  contains  information  about the proposal and includes  materials  you will need to vote.  The
Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders of the Neuberger  Mid-Cap Growth Fund for their  consideration.  Although the Directors have determined that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved,  the proposed  merger would give you the  opportunity to participate in a combined  larger fund with similar  investment  policies.  The  accompanying  proxy  statement and prospectus  includes a detailed description  of the proposal.  Please read the enclosed  materials  carefully and cast your vote.  Remember, your vote is extremely  important,  no matter how large or small your holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before mailing it in the enclosed  postage paid envelope. Votes must be received prior to November 21, 2003.

o By  Internet.  Have your  proxy  card  available.  Go to the web  site:  [www.proxyvote.com].  Enter  your
12-digit  control number from your proxy card.  Follow the  instructions  found on the web site.  Votes must be entered prior to [4 p.m. on November 20, 2003].

o By  Telephone.  Call  [(800) 690-6903]  toll free.  Enter your  12-digit  control  number  from your proxy card.  Follow the instructions given.  Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions before you vote, please call us at [                  ]. We are  glad to help  you
understand the proposal and assist you in voting. Thank you for your participation.

Judy Rice

President

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                 ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special  Meeting of  Shareholders  (the Meeting) of the ASAF Neuberger  Berman
Mid-Cap  Growth Fund (the  "Neuberger  Mid-Cap  Growth Fund") will be held at 100 Mulberry  Street,  Gateway
Center Three,  14th Floor,  Newark,  New Jersey 07102, on November 21, 2003, at 11:00 a.m.  Eastern Standard
Time, for the following purposes:

1.  For  shareholders  of  the  Neuberger   Mid-Cap  Growth  Fund,  to  approve  or  disapprove  a  Plan  of
Reorganization  under which the  Neuberger  Mid-Cap  Growth Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF Goldman  Sachs Mid-Cap  Growth Fund (the "Goldman  Mid-Cap
Growth Fund").  In connection  with this proposed  transfer,  each whole and fractional  share of each class of the Neuberger  Mid-Cap Growth Fund shall be exchanged for whole and fractional  shares of equal net asset value of the same class of the Goldman Mid-Cap Growth Fund and outstanding  shares of the Neuberger  Mid-Cap
Growth Fund will be cancelled.

2. To transact  such other  business as may  properly  come  before the Meeting or any  adjournments  of the
Meeting.

The Board of Directors of American  Skandia Advisor Funds,  Inc., on behalf of the Neuberger  Mid-Cap Growth
Fund,  has fixed the close of business on  September  19, 2003 as the record date for the  determination  of the  shareholders  of the Neuberger  Mid-Cap Growth Fund, as applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                         prospectus/proxy statement
                                             TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         Investment objectives and policies of the Funds...................................................
         Risks of investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Distribution Plan.................................................................................
         Valuation.........................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Performance.......................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the Goldman Mid-Cap Growth Fund shares.........................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Goldman Sachs Mid-Cap Growth Fund
         and the ASAF Neuberger Berman Mid-Cap Growth Fund dated March 1, 2003 .........................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders dated
         October 31, 2002 ..............................................................................(enclosed)

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                          Dated September __, 2003

                 Acquisition of the Assets of the ASAF Neuberger Berman Mid-Cap Growth Fund

                By and in exchange for shares of the ASAF Goldman Sachs Mid-Cap Growth Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting")
of  shareholders  the ASAF Neuberger  Berman Mid-Cap  Growth Fund (the  "Neuberger  Mid-Cap Growth Fund") of
American Skandia Advisor Funds,  Inc. (the "Company")  called by the Company to approve or disapprove a Plan of  Reorganization  (the "Plan").  If shareholders of the Neuberger  Mid-Cap Growth Fund vote to approve the
Plan,  you will receive  shares of the ASAF Goldman Sachs Mid-Cap  Growth Fund (the "Goldman  Mid-Cap Growth
Fund" and,  together with the Neuberger  Mid-Cap  Growth Fund, the "Funds") of the Company equal in value to your  investment  in shares of the  Neuberger  Mid-Cap  Growth Fund as provided in the Plan and described at greater length below.  The Neuberger Mid-Cap Growth Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,  Newark,  New
Jersey  07102 on November  21, 2003 at 11:00 a.m.  Eastern  standard  time.  The Board of  Directors  of the
Company is soliciting  these proxies on behalf of the Neuberger  Mid-Cap Growth Fund. This  Prospectus/Proxy
Statement will first be sent to shareholders on or about __________, 2003.

         The  investment  objective  of the  Goldman  Mid-Cap  Growth  Fund is to seek  long-term  growth of capital while the  investment  objective of the  Neuberger  Mid-Cap  Growth Fund is to seek capital  growth.
However, both Funds invest primarily in medium capitalization companies.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and issuance of shares of the Goldman  Mid-Cap  Growth  Fund that you should know before  investing.  You should retain it for future  reference.  Additional  information  about the  Goldman  Mid-Cap  Growth  Fund and the proposed  reorganization  has been filed with the  Securities  and  Exchange  Commission  ("SEC") and can be
found in the following documents:

|_|      The  Prospectus  for the Funds dated March 1, 2003 is enclosed  with and  considered a part of this
     Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI)  relating to this  Prospectus/Proxy  Statement  dated
     March 1, 2003 has been filed with the SEC and is incorporated  by reference into this  Prospectus/Proxy
     Statement.

         You may  request  a free  copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other documents  related to the Company without charge by calling  1-800-752-6342  or by writing to the Company at the above address.

         The SEC has not  approved or  disapproved  these  securities  or passed  upon the  adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not  deposits or  obligations  of, or  guaranteed  or endorsed by, any bank, and are not  insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the
Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the  Neuberger  Mid-Cap  Growth Fund and the Goldman  Mid-Cap  Growth Fund of the Company  into a single Fund. If  shareholders  of the Neuberger  Mid-Cap Growth Fund vote to approve the Plan, the assets of the Neuberger  Mid-Cap Growth Fund will be transferred to the Goldman  Mid-Cap Growth Fund in exchange for a then equal value of shares of the Goldman  Mid-Cap Growth Fund.  Shareholders  will have their shares of the
Neuberger  Mid-Cap  Growth Fund  exchanged for the Goldman  Mid-Cap Growth Fund shares of equal dollar value based upon the values of the shares at the time the  Neuberger  Mid-Cap  Growth Fund assets are  transferred to the Goldman  Mid-Cap  Growth Fund.  The Neuberger  Mid-Cap  Growth Fund will be liquidated and dissolved.
The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction." As a
result of the  Transaction,  you will cease to be a  shareholder  of the Neuberger  Mid-Cap  Growth Fund and will become a shareholder of the Goldman Mid-Cap Growth Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the  Company has  determined  that the  Transaction  is in the best  interests  of the  shareholders  of the
Neuberger  Mid-Cap  Growth Fund and the Goldman  Mid-Cap Growth Fund, and also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the Company,  on behalf of both the Neuberger  Mid-Cap Growth Fund and the Goldman
Mid-Cap Growth Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the  Neuberger  Mid-Cap  Growth  Fund at the close of  business  on
September  19, 2003 (the  "Record  Date") will be entitled to vote at the  Meeting,  and will be entitled to one  vote for each  full  share  and a  fractional  vote for each  fractional  share  that  they  hold.  The affirmative  vote of the  holders  of a  majority  of the total  number of shares of the  Neuberger  Mid-Cap
Growth Fund outstanding and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive  this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the  enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these  methods,  your votes will be  officially  cast at the Meeting by persons  appointed as proxies.

         You can  revoke or  change  your  voting  instructions  at any time  until the vote is taken at the
Meeting.  For  more  details  about  shareholder  voting,  see  the  "Voting  Information"  section  of this
Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This  section  describes  the  investment  policies of the  Neuberger  Mid-Cap  Growth Fund and the
Goldman  Mid-Cap  Growth  Fund  and  the  differences  between  them.  For a  complete  description  of  the investment  policies and risks of the Goldman  Mid-Cap  Growth Fund,  you should read the Prospectus for the
Funds that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are comparable.  The investment  objective of the Neuberger
Mid-Cap  Growth Fund is capital growth and the  investment  objective of the Goldman  Mid-Cap Growth Fund is to seek long-term  capital growth.  Both Funds invest primarily in equity  securities of medium  capitalized growth companies.

         The Neuberger  Mid-Cap Growth Fund will invest primarily in common stocks of companies  included in the Russell Midcap(R)Index (the "Russell Midcap").  Generally,  companies with equity market  capitalizations that  fall  within  the  range of the  Russell  Midcap  at the time of  investment  are  considered  mid-cap companies  for purposes of this fund.  Some of the  Neuberger  Mid-Cap  Growth Fund's assets may be invested in the securities of large-cap  companies as well as small-cap  companies.  The fund seeks to reduce risk by diversifying  among many companies and  industries.  The fund does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The  Neuberger  Mid-Cap  Growth  Fund is  normally  managed  using  a  growth  oriented  investment approach.  For growth  investors,  the aim is to invest in companies  that are already  successful but could be  even  more  so.  The  fund  looks  for  fast  growing  companies  that  are in new or  rapidly  evolving industries.  Factors in  identifying  these  companies  may  include  above  average  growth of  earnings or earnings  that  exceed  analyst's  expectations.  The fund may also  look  for  other  characteristics  in a company,  such as financial  strength,  a strong position  relative to competitors and a stock price that is reasonable in light of its growth rate.

         The Goldman  Mid-Cap  Growth Fund will  invest,  under  normal  circumstances,  at least 80% of its assets in medium  capitalization  companies.  The fund  pursues its  objective  by  investing  primarily  in equity securities  selected for their growth potential.  Equity securities include common sticks,  preferred sticks,  warrants and securities  convertible  into or exchangeable  for common or preferred stock. The fund considers  medium-sized  companies  to be  those  whose  market  capitalizations  (measured  at the  time of investment)  fall  within the range of  companies  within the  Standard  & Poor's  MidCap 400 Index (the "S &P
400").  The market  capitalizations  within the S &P 400 will vary,  but as of January 31, 2003,  they ranged from approximately $172 million to $7.3 billion.

         Goldman Sachs Asset  Management , L.P., the sub-adviser to the Goldman  Mid-Cap Growth Fund,  takes a "bottom up" approach to choosing  investments  for the fund. In other words,  the Goldman  Mid-Cap  Growth
Fund seeks to identify  individual  companies with earnings  growth  potential that may not be recognized by the market at large.  Because the Goldman  Mid-Cap  Growth Fund may invest  substantially  all of its assets in equity  securities,  the main risk of investing in the fund is that the value of the equity securities it holds might  decrease.  Stock values may fluctuate in response to the  activities  of an individual  company or in response to general market or economic conditions.

         The Goldman Mid-Cap Growth Fund generally intends to purchase  securities for long-term  investment rather  than  short-term  gains.  However,  short-term  transactions  may occur as the  result of  liquidity needs,  securities  having  reached a desired price or yield,  anticipated  changes in interest rates or the credit standing of an issuer,  or by reason of economic or other  developments  not foreseen at the time the investment  was made.  To a limited  extent,  the Goldman  Mid-Cap  Growth Fund may purchase  securities  in anticipation  of  relatively  short-term  price  gains.  The Goldman  Mid-Cap  Growth Fund may also sell one security  and  simultaneously  purchase the same or a comparable  security to take  advantage of  short-term differentials in bond yields or securities prices.

         Diversification

         The Neuberger  Mid-Cap Growth Fund is a diversified  fund.  This means that, with respect to 75% of the value of the fund's  total  assets,  the  Neuberger  Mid-Cap  Growth Fund  invests in cash,  cash items, obligations  of the U.S.  Government,  its agencies or  instrumentalities,  securities  of other  investment companies and "other  securities." The "other  securities" are subject to the requirement that not more than
5% of total  assets of the  Neuberger  Mid-Cap  Growth Fund will be invested in the  securities  of a single issuer and that the fund will not hold more than 10% of any single issuer's outstanding voting securities.
         The Neuberger  Mid-Cap  Growth Fund may not purchase the  securities of any issuer if, as a result, the  Neuberger  Mid-Cap  Growth  Fund  would fail to be a  diversified  company  within  the  meaning of the
Investment  Company  Act of 1940,  as  amended  ("Investment  Company  Act") and the  rules and  regulations promulgated thereunder.

         The Goldman Mid-Cap Growth Fund is classified as a  "non-diversified"  investment company under the
Investment  Company Act. In other words,  it may hold larger  positions  in a smaller  number of  securities than a  diversified  fund.  As a  result,  a single  security's  increase  or  decrease  in value may have a greater  impact on the Fund's share price and total  return.  Because of this,  the Goldman  Mid-Cap  Growth
Fund's share price can be expected to fluctuate more than a comparable diversified fund.

         Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets except as permitted under the  Investment  Company Act,  the rules and  regulations  promulgated  thereunder,  or under any  exemptive order, SEC release, no-action letter or similar relief or interpretations.
         Lending

         Both Funds may lend assets to  brokers,  dealers and  financial  institutions.  Both Funds may make loans,  including  through  loans  of  assets  of  the  Fund,  repurchase  agreements,  trade  claims,  loan participations  or similar  investments,  as permitted by the  Investment  Company Act. For purposes of this limitation  and consistent  with the Fund's  investment  objective,  the  acquisition of bonds,  debentures, other debt  securities or  instruments,  or  participations  or other  interests  therein and investments in government  obligations,  commercial  paper,  certificates of deposit,  bankers'  acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.
         Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase  agreements with maturities  longer than seven days. Both Funds may hold up to 15% of its net assets in illiquid securities.
         Foreign Securities
         Both  Funds may  invest up to 25% of its  assets  in  foreign  securities  denominated  in  foreign currencies  and not publicly  traded in the United  States.  The Funds also may invest in foreign  companies through depository receipts or passive foreign investment companies.
         Temporary Defensive Investments

         Although each Fund normally  invest assets  according to its investment  strategy,  there are times when a Fund may  temporarily  invest up to 100% of its assets in money  market  instruments  in  response to adverse market, economic or political conditions.
         Derivative Strategies

         Both  Funds  may use  derivative  strategies  to try to  improve  the  Fund's  returns  or  hedging techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward contracts,  options on futures and swaps,  involve costs and can be volatile.  With derivatives,  the Fund's sub-advisor is trying to predict  whether the underlying  investment-- a security,  market index,  currency, interest  rate or some other asset,  rate or index--  will go up or down at some future date.  Each Fund may use  derivatives  to try to reduce  risk or to increase  return,  taking  into  account  the Fund's  overall investment  objective.  The  Funds  cannot  guarantee  these  derivative  strategies  will  work,  that  the instruments  necessary  to  implement  these  strategies  will be  available or that the Funds will not lose money.
         For more  information  about the risks and  restrictions  associated with these  policies,  see the
Funds'  Prospectus,  and for a more detailed  discussion of the Funds'  investments,  see the  Statements of
Additional Information, all of which are incorporated into this Proxy Statement by reference.

         Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.
         Federal Income Tax

         Each  Fund is  treated  as a  separate  entity  for  federal  income  tax  purposes.  Each Fund has qualified  and elected or intends to qualify  and elect to be treated as a  "regulated  investment  company"
under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among  other  things,  (a)
derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities  or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or foreign currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's total assets is represented by cash,  cash items,  U.S.  Government  securities,  securities of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater  than 5% of the Fund's  total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total  assets is invested in the  securities  of any one issuer (other than U.S. Government  securities or securities of other regulated  investment  companies).
As a regulated  investment  company,  a Fund (as opposed to its shareholders) will not be subject to federal income  taxes on the net  investment  income  and  capital  gain that it  distributes  to its  shareholders, provided that at least 90% of its net investment  income and realized net short-term  capital gain in excess of net  long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The  Transaction  may entail various tax  consequences  which are discussed  under the caption "Tax
Consequences of the Transaction."

Risks of investing in the Funds

         Like all  investments,  an  investment  in either Fund involves  risk.  There is no assurance  that either of the Funds will meet its  investment  objective.  As with any fund  investing  primarily  in equity securities,  the value of the  securities  held by a Fund may decline.  Stocks can decline for many reasons, including reasons related to the particular  company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital  growth  fund is subject  depends in part on the size of the  companies in which the  particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger  companies,  in part because they may have limited product lines,  market or financial  resources.  As funds that invest  primarily in mid-cap  companies,  the
Funds'  risk and share  price  fluctuation  can be  expected  to be more than that of many  funds  investing primarily  in  large-cap  companies,  but less than that of many  funds  investing  primarily  in  small-cap companies.  In general,  the  smaller the  company,  the more likely it is to suffer  significant  losses as well as to realize  substantial growth.  Smaller companies may lack depth of management,  they may be unable to generate  funds  necessary  for growth or potential  development,  or they may be developing or marketing products or services  for which  there are not yet,  and may never be,  established  markets.  In  addition, such  companies  may be subject to intense  competition  from larger  companies,  and may have more  limited trading  markets than the markets for securities of larger issuers.  Moreover,  value stocks are believed to be selling at prices lower than what they are  actually  worth,  while growth  stocks are those of companies that are expected to grow at  above-average  rates.  A fund  investing  primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

Management of the Company and the Funds

         American  Skandia  Investment  Services,  Inc.  ("ASISI") and  Prudential  Investments  LLC ("PI"),
Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers  (each an "Investment
Manager" and together the "Investment  Managers")  pursuant to an investment  management  agreement with the
Company  on behalf of each  Fund (the  "Management  Agreement").  Under  the  Management  Agreement,  PI, as
co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities with respect to the  Company.  Pursuant  to the  Management  Agreement,  the  Investment  Managers  will  jointly administer each Fund's business  affairs and supervise each Fund's  investments.  Subject to approval by the
Board of Directors,  the Investment  Managers may select and employ one or more sub-advisors for a Fund, who will have primary  responsibility  for  determining  what  investments  the Fund will  purchase,  retain and sell.  Also subject to the approval of the Board of  Directors,  the  Investment  Managers may  reallocate a
Fund's assets among  sub-advisors  including (to the extent legally  permissible)  affiliated  sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption  from the SEC that  permits an  Investment  Manager to change sub-advisors  for a Fund and to enter  into  new  sub-advisory  agreements,  without  obtaining  shareholder approval  of the  changes.  Any such  sub-advisor  change  would  continue  to be subject to approval by the
Board of  Directors  of the  Company.  This  exemption  (which is  similar  to  exemptions  granted to other investment  companies  that are operated in a similar  manner as the Company) is intended to facilitate  the efficient  supervision and management of the  sub-advisors  by the Investment  Managers and the Directors of the Company.

         The Investment  Managers  currently engage the following  sub-advisors to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment guidelines  established  by the  Investment  Managers.  Each  sub-advisor  is  responsible,  subject  to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Neuberger Berman Management Inc. ("NB Management"),  605 Third Avenue,  New York, NY 10158,  serves as  sub-advisor  for the  Neuberger  Mid-Cap  Growth Fund.  NB  Management  and its  predecessor  firms have specialized in the management of mutual funds since 1950.  Neuberger Berman,  LLC ("Neuberger  Berman"),  an
affiliate of NB  Management,  acts as a principal  broker in the  purchase and sale of portfolio  securities for the Funds for which it serves as  Sub-advisor,  and provides NB  Management  with certain  assistance in the  management  of the Funds  without  added  cost to the  Funds,  ASISI or PI.  Neuberger  Berman  and its
affiliates manage  securities  accounts,  including mutual funds,  that had  approximately  $56.1 billion of assets as of December 31, 2002.

         Goldman  Sachs Asset  Management,  L.P.  ("GSAM"),  is located at 32 Old Slip,  New York,  New York
10005.  GSAM  registered as an  investment  advisor in 1990.  Prior to the end of April 2003,  Goldman Sachs
Asset Management,  a business unit of the Investment  Management Division of Goldman,  Sachs  & Co. ("Goldman
Sachs")  served as  Sub-advisor  for the Goldman  Mid-Cap  Growth  Fund.  On or about April 26,  2003,  GSAM assumed  Goldman  Sachs'  investment  advisory  responsibilities  for this fund.  GSAM serves as  investment manager for a wide range of clients  including  pension  funds,  foundations  and  insurance  companies  and individual  investors.  GSAM,  along with  other  units of the  Investment  Management  Division  of Goldman
Sachs, managed approximately $329.6 billion in assets as of December 31, 2002.

         The Neuberger  Mid-Cap  Growth Fund is managed by a team lead by Jon D. Brorson,  consisting of the following  lead  portfolio  managers,  each of whom has managed the Fund since January 2003.  Jon D. Brorson has  co-managed  an  equity  mutual  fund and  managed  other  equity  portfolios  since  1990 at two  other investment managers,  where he also had responsibility for investment research,  sales and trading.  Kenneth
J. Turek has managed or  co-managed  two equity mutual funds and other equity  portfolios  for several other investment  managers  since  1985.  Each team member is a Vice  President  of NB  Management  and a Managing
Director of Neuberger Berman, LLC.

         The portfolio  managers  responsible  for the day-to-day  management of the Goldman  Mid-Cap Growth
Fund since Goldman Sachs became the Fund's  Sub-advisor  in November 2002 are Herbert  Ehlers,  David Shell,
CFA, Steven M. Barry,  Gregory H. Ekizian,  CFA,  Kenneth  Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F.
Pyne,  Scott Kolar,  CFA and Mark D. Shattan.  Mr. Ehlers began his investment  career in the 1960s and is a
Managing  Director/Partner  of  Goldman,  Sachs  & Co.  He is the Chief  Investment  Officer  for the  Growth
Team. He served as CEP of Liberty  Investment  Management  ("Liberty")  prior to Goldman Sachs'  acquisition of Liberty in 1997. Mr. Ehlers joined  Liberty's  predecessor  firm,  Eagle Asset  Management,  in 1980. Mr.
Shell,  Mr. Barry and Mr. Ekizian are Co-Chief  Investment  Officers and senior  portfolio  managers for the
Growth  Team.  Mr.  Shell  served  as a  senior  portfolio  manager  at  Liberty  prior  to  Goldman  Sachs'
acquisition  of Liberty and had been employed by Liberty and its  predecessor  firm since 1987.  Mr. Ekizian served as a senior  portfolio  manager at Liberty  prior to Goldman  Sachs'  acquisition  of Liberty and had been employed by Liberty and its  predecessor  firm since 1990.  Prior to joining Goldman Sachs in 1999, Mr.
Barry was a  portfolio  manager  at  Alliance  Capital  Management  where he served for  eleven  years.  Mr.
Berents is a senior  portfolio  manager.  Prior to joining  Goldman Sachs in 2000, he served for seven years as Managing  Director  and  Director of Research for First Union  Securities,  Inc. Mr.  Segundo is a senior portfolio  manager.  Prior to  Goldman  Sachs'  acquisition  of  Liberty,  Mr.  Segundo  served  as a senior portfolio  manager at Liberty and had been with Liberty and its  predecessor  firm since 1992. Mr. Pyne is a senior  portfolio  manager and joined the firm in 1997.  Mr. Kolar is a portfolio  manager and has been with the firm since  1994.  Mr.  Shattan is a portfolio  manager and joined the firm in 1999.  From 1997 to 1999,
Mr. Shattan was an equity research analyst for Salomon Smith Barney.

         The Funds have  comparable fee  arrangements.  Under the  Management  Agreement with respect to the
Neuberger  Mid-Cap  Growth  Fund,  the fund is obligated to pay ASISI an annual  investment  management  fee equal to .90% of its average daily net assets.  Under the  Management  Agreement with respect to the Goldman
Mid-Cap Growth Fund, the fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00%
of its  average  daily  net  assets.  ASISI  has  agreed  to a  waive a  portion  of its  annual  investment management  fee equal to 0.10% of the  average  daily  net  assets up to $1  billion,  consequently  the net annual  investment  management fee (after waivers) is equal to 0.90% of the Neuberger  Mid-Cap Growth Fund's average daily net assets.

         ASISI pays NB Management and GSAM a sub-advisory  fee for  sub-advisory  services for the Neuberger
Mid-Cap Growth Fund and the Goldman Mid-Cap Growth Fund,  respectively.  ASISI pays these  sub-advisory fees at no additional  costs to the Funds.  Under the current  sub-advisory  agreement for the Neuberger  Mid-Cap
Growth Fund,  ASISI pays NB  Management an annual  sub-advisory  fee equal to 0.40% of the average daily net assets.  Under the  sub-advisory  agreement for the Goldman  Mid-Cap Growth Fund,  ASISI pays GSAM an annual sub-advisory  fee equal to the  following  percentages  of the  combined  average  daily  net  assets of the
Goldman  Mid-Cap  Growth Fund,  the ASAF Goldman  Sachs  Concentrated  Growth  Fund,  the AST Goldman  Sachs
Mid-Cap Growth Portfolio and the AST Goldman Sachs  Concentrated  Growth Portfolio,  that are all managed by the Sub-Advisor  and identified by the Sub-advisor and the Investment  Manager as being similar to the Funds
..28% of the  portion of the average  daily net assets of the Funds not in excess of $1 billion  plus .25% of the portion of the net assets over $1 billion.

         Because the net Investment  Management fee rates  currently paid to ASISI by the Neuberger  Mid-Cap
Growth Fund are equivalent  (after  investment  management fee waivers) to the fee rates paid by the Goldman
Mid-Cap  Growth  Fund,  former  shareholders  of the  Neuberger  Mid-Cap  Growth  Fund  will  pay a  similar investment  advisory  fee  rate  after  becoming  shareholders  of the  Goldman  Mid-Cap  Growth  Fund  upon completion  of  the  Transaction.  The  investment  management  fee  waiver  that  ASISI  has  agreed  to in connection with the Goldman Mid-Cap Growth Fund will remain in place until at least March 1, 2004.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan  (commonly  known as a "12b-1 Plan") for each class of shares to compensate the Funds'  distributor for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the  Distribution  and Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the Fund's average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the  distributor  1.00% of the Fund's  average  daily net assets  attributable  to the  relevant  Class of shares.  Because  these fees are paid out of the Funds'
assets on an ongoing  basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor  uses  distribution  and service fees received  under each 12b-1 Plan to compensate  qualified  dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  The  distributor  has assigned its rights to receive distribution and service fees under the Class B and Class X 12b-1 Plans to third parties.

Valuation

         The net asset value  ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which  is  normally  4:00 p.m.  Eastern  Time) on each  business  day by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances where market quotations are not readily available or where market  quotations  for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for  each  Fund  are  identical.  The  offering  price is the NAV plus any initial  sales  charge  that  applies.  Class A shares are sold at NAV plus an  initial  sales  charge  that varies  depending  on the amount of your  investment.  Class B shares  are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the offering  price.  If Class C shares are redeemed  within 12 months of the first  business day of calendar  month of their  purchase,  a CDSC of 1.0%
will be  deducted  from the  redemption  proceeds.  Class X  shares  are sold at NAV per  share  without  an initial  sales  charge.  In  addition,  investors  purchasing  Class X  shares  will  receive,  as a  bonus,
additional shares having a value equal to 2.50% of the amount invested.         Although  Class X shares are
sold without an initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase,  a
CDSC will be deducted from the redemption  proceeds.  Refer to the Funds'  Prospectus  for more  information regarding how to purchase shares.

         The  redemption  policies  for each Fund are  identical.  Your  shares will be sold at the next NAV determined  after your order to sell is received,  less any  applicable  CDSC  imposed.  Refer to the Funds'
Prospectus for more information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other Funds at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase  of  shares  of  another  Fund.  Shares  are  normally  redeemed  and  purchased  in  the  exchange transaction on the business day on which the Transfer  Agent receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will distribute  substantially  all of its income and capital gains to shareholders  each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds,  as well as the  projected  fees and  expenses  of the Goldman  Mid-Cap  Growth Fund after the
Transaction.

         Class A Shares

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class A           Class A              Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               1.85%              1.90%                1.85%

Class B Shares

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class B           Class B              Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%

         Class C Shares

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class C           Class C              Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%

         Class X Shares

                                                         NB Mid-Cap        GS Mid-Cap      GS Mid-Cap Growth Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class X           Class X              Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.99%              1.88%                1.02%
       Advisory Fee Waivers and Expense Reimbursement           (0.54)%            (1.48)%              (0.67)%
       Total Annual Fund Operating Expenses.......               2.35%              2.40%                2.35%
1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial sales charge (load)
will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional  discussion of the Class A CDSC, see this  Prospectus  under
"How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of  redemption  proceeds.  For an  additional  discussion of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you  redeem  some or all of your  shares  before the end of the  seventh  (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%,
4%,  3%,  2%,  2% and 1%  for  redemptions  of  Class  B  shares  occurring  in  years  one  through  seven, respectively.  The CDSC is 6%, 5%, 4%, 4%,  3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these  periods.  If you purchase Class
C shares,  you may pay an initial  sales  charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the calendar  month of purchase.  For a discussion  of the Class B,
X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds,  and the cost of investing in the Goldman  Mid-Cap  Growth Fund after the  Transaction.  They assume that you invest  $10,000,  that you receive a 5% return each year,  and that the Funds'  total  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               752           1,229           1,731           3,106
GS Mid-Cap Growth Fund                               757           1,424           2,114           3,937
GS Mid-Cap Growth Fund                               752           1,254           1,782           3,219
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               838           1,244           1,676           3,057
GS Mid-Cap Growth Fund                               843           1,448           2,071           3,903
GS Mid-Cap Growth Fund                               838           1,270           1,728           3,172
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               436              936          1,561           3,244
GS Mid-Cap Growth Fund                               441           1,138           1,953           4,072
GS Mid-Cap Growth Fund                               436              962          1,613           3,357
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               844           1,265           1,813           3,255
GS Mid-Cap Growth Fund                               849           1,474           2,218           4,112
GS Mid-Cap Growth Fund                               844           1,292           1,866           3,372
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               752           1,229           1,731           3,106
GS Mid-Cap Growth Fund                               757           1,424           2,114           3,937
GS Mid-Cap Growth Fund                               752           1,254           1,782           3,219
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               238              844          1,476           3,057
GS Mid-Cap Growth Fund                               243           1,048           1,871           3,903
GS Mid-Cap Growth Fund                               238              870          1,528           3,172
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               336              936          1,561           3,244
GS Mid-Cap Growth Fund                               341           1,138           1,953           4,072
GS Mid-Cap Growth Fund                               336              962          1,613           3,357
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
NB Mid-Cap Growth Fund                               244              865          1,513           3,255
GS Mid-Cap Growth Fund                               249           1,074           1,918           4,112
GS Mid-Cap Growth Fund                               244              892          1,566           3,372
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares  of each Fund for each full  calendar year the Fund has been in  operation.  The first  table below each bar chart shows each such Fund's best and worst  quarters  during the periods  included in the bar chart.  The second  table shows the average  annual total  returns  before  taxes  for each  Class of each  Fund for 2002 and  since  inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information  may help  provide an  indication  of each  Fund's  risks by  showing  changes in performance  from  year  to year  and by  comparing  the  Fund's  performance  with  that  of a  broad-based securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would
be  lower  if  they  did.  All  figures  assume  reinvestment  of  dividends.   Past  performance  does  not
necessarily indicate how a Fund will perform in the future.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
51.75%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
-8.77%
-25.29%
-31.92%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 48.79%, 4th Quarter 1999	Down 28.82%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-35.84%	-0.54%	N/A
Return After Taxes on Distributions	-35.84%	-0.63%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-22.00%	-0.46%	N/A
Class B			
Return Before Taxes	-38.25%	-0.14%	N/A
Class C			
Return Before Taxes	-33.93%	0.09%	N/A
Class X			
Return Before Taxes	-36.58%	0.19%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	11.53%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND*

0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
-41.25%
-28.27%
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.95%, 4th quarter 2001	Down 27.89%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-32.90%	-41.52%	N/A
Return After Taxes on Distributions	-32.90%	-41.51%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-20.20%	-30.48%	N/A
Class B			
Return Before Taxes	-35.23%	-43.82%	N/A
Class C			
Return Before Taxes	-30.89%	-40.55%	N/A
Class X			
Return Before Taxes	-33.53%	-43.22%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	-8.57%	N/A

*Prior to November 11, 2002 the ASAF Goldman Sachs Mid-Cap Growth Fund was known as the ASAF Janus Mid-Cap Growth Fund and Janus Capital Management LLC served as Sub-advisor to the Fund.

** Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the Directors  who are not  "interested  persons" of the Company
(the  "Independent  Directors")  have  unanimously  determined  that  the  Transaction  would be in the best interests of the  shareholders  of Neuberger  Mid-Cap  Growth and the Goldman  Mid-Cap Growth Funds and that the interests of the  shareholders  of Neuberger  Mid-cap Growth and the Goldman  Mid-Cap Growth Funds would not be diluted as a result of the  Transaction.  At a meeting held on July 25, 2003, the Board  considered a number of factors, including the following:
o the compatibility of the Funds' investment objectives, policies and restrictions;
o the estimated costs of the Transaction;
o the  relative  past and  current  growth in assets  and  investment  performance  of the Funds and  future prospects for Goldman Mid-Cap Growth Fund;
o the relative expense ratios of the Funds;
o the anticipated tax consequences of the merger; and
o the relative size of the Neuberger  Mid-Cap Growth Fund and the past and anticipated  future  inability of the Neuberger Mid-Cap Growth Fund to achieve satisfactory asset growth.
         At the July 25 meeting,  PI and ASISI  recommended  the merger to the Board.  In  recommending  the merger,  the Investment  Manager  advised the Board that the Funds have  comparable  investment  objectives, similar policies and investment  portfolios,  and similar  investment styles. The Investment Manager advised the Board that the  Neuberger  Mid-Cap  Growth Fund at May 31, 2003 had  attracted  assets of  approximately
$148  million  while the Goldman  Mid-Cap  Growth  Fund had assets of  approximately  $21.4  million as such date.  The  Investments  Managers  noted for the Board the  Transaction  will result in an increase in gross expenses to the  shareholders  of the Neuberger  Mid-Cap Growth Fund.  Accordingly  the Investment  Managers
notified the Board that they will lower the current  expense caps  applicable to the Goldman  Mid-Cap Growth
Fund in order to prevent an  increase  in the net costs to  shareholders.  Although  the  Neuberger  Mid-Cap
Growth Fund is considerably  larger than the Goldman Mid-Cap Growth Fund, the Investment  Manager  expressed is belief that the  Transaction  is in the best  interests  of the  shareholders  of the  Neuberger  Mid-Cap
Growth Fund. In this regard,  the Investment  Manager  recalled  recent changes in the investment  personnel for the Neuberger Mid-Cap Growth Fund reflecting its  disappointing  performance and expressed a belief that
GSAM,  which has only managed the Goldman  Mid-Cap  Growth Fund since November  2002,  offered  prospects of improved investment  performance because of a more fully established  portfolio management team and stronger institutional  performance  track  record By  merging  the  Funds,  Neuberger  Mid-Cap  Growth  shareholders would enjoy a greater  asset base and lower cost  structure.  The  Investment  manager  also  expressed  its belief that the Transaction  would facilitate  marketing  efforts of the Goldman Mid-Cap Growth Fund because of GSAM's stronger institutional performance track record to the benfit of the shareholders of both Funds.
         Moreover,  the Board  considered  that if the merger is  approved,  shareholders  of the  Neuberger
Mid-Cap  Growth  Fund,  regardless  of the class of shares they own,  should not realize any increase in the net annual  operating  expenses  (that is, after any waivers or  reimbursements)  paid on their  investment.
Management  noted for the Board's  consideration  that the expense waivers to be implemented for the Goldman
Mid-Cap Growth Portfolio will remain in place until at least March 1, 2004.
         The Board,  including a majority of the Independent  Directors,  after  consideration of the above, unanimously  concluded that the  Transaction is in the best interests of the  shareholders  of the Neuberger
Mid-Cap  Growth Fund and the Goldman  Mid-Cap  Growth Fund and that no dilution of value would result to the
shareholders  of  the  Neuberger   Mid-Cap  Growth  Fund  or  the  Goldman  Mid-Cap  Growth  Fund  from  the
Transaction.  Consequently,  the Board approved the Plan and recommended that  shareholders of the Neuberger
Mid-Cap Growth Fund vote to approve the Transaction.

         For the reasons  discussed above, the Board of Directors  unanimously  recommends that you vote For the Plan.

         If  shareholders  of the  Neuberger  Mid-Cap  Growth Fund do not  approve the Plan,  the Board will consider other possible courses of action for the Neuberger  Mid-Cap Growth Fund,  including,  among others, consolidation  of the  Neuberger  Mid-Cap  Growth Fund with one or more Funds of the Company  other than the
Goldman Mid-Cap Growth Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders of the Neuberger  Mid-Cap Growth Fund approve the Plan, the Transaction  will take place after various  conditions are satisfied by the Company on behalf of the Neuberger  Mid-Cap Growth Fund and the Goldman  Mid-Cap  Growth Fund,  including the  preparation  of certain  documents.  The Company will determine a specific  date for the actual  Transaction  to take place.  This is called the  "closing  date."
If the  shareholders of the Neuberger  Mid-Cap Growth Fund do not approve the Plan, the Transaction will not take place.

         If the  shareholders of the Neuberger  Mid-Cap Growth Fund approve the Plan, the Neuberger  Mid-Cap
Growth Fund will deliver to the Goldman Mid-Cap Growth Fund  substantially  all of its assets on the closing date. As a result,  shareholders of the Neuberger  Mid-Cap Growth Fund will  beneficially  own shares of the
Goldman  Mid-Cap  Growth Fund that, as of the date of the  exchange,  have a value equal to the dollar value of the assets  delivered to the Goldman  Mid-Cap  Growth Fund.  The stock  transfer  books of the  Neuberger
Mid-Cap  Growth Fund will be permanently  closed on the closing date.  Requests to transfer or redeem assets allocated  to the  Neuberger  Mid-Cap  Growth Fund may be  submitted  at any time  before 4:00 p.m.  Eastern standard  time on the closing  date;  requests  that are  received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the Neuberger Mid-Cap Growth Fund.

Expenses of the Transaction

         The  expenses  resulting  from  the  Transaction  will  be  paid  by PI (or  its  affiliates).  The portfolio  securities  of the  Neuberger  Mid-Cap  Growth  Fund will be  transferred  in-kind to the Goldman
Mid-Cap  Growth  Fund  prior  to the  restructuring  of  the  Neuberger  Mid-Cap  Growth  Fund's  investment portfolio.  Accordingly,  the  Transaction  will entail little or no expenses in connection  with  portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction  is  intended  to  qualify  for U.S.  federal  income tax  purposes  as a tax-free reorganization  under the Code.  It is a condition to each Fund's  obligation  to complete  the  Transaction that the Funds will have  received an opinion  from  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the
Funds,  based upon  representations  made by Neuberger  Mid-Cap Growth Fund and Goldman Mid-Cap Growth Fund,
and upon certain assumptions, substantially to the effect that:
1. The  acquisition  by Goldman  Mid-Cap  Growth  Fund of the assets of  Neuberger  Mid-Cap  Growth  Fund in exchange  solely for voting shares of Goldman  Mid-Cap  Growth Fund and the  assumption  by Goldman  Mid-Cap
Growth Fund of the  liabilities of Neuberger  Mid-Cap Growth Fund, if any,  followed by the  distribution of the  Goldman  Mid-Cap  Growth  Fund  shares  acquired  by  Neuberger  Mid-Cap  Growth Fund pro rata to their shareholders,  will constitute a  reorganization  within the meaning of  Section 368(a)(1)  of the Code, and
Goldman  Mid-Cap Growth Fund and Neuberger  Mid-Cap  Growth Fund each will be "a party to a  reorganization"
within the meaning of Section 368(b) of the Code;
2. The  shareholders  of Neuberger  Mid-Cap Growth Fund will not recognize gain or loss upon the exchange of all of their shares of Neuberger  Mid-Cap  Growth Fund solely for shares of Goldman  Mid-Cap Growth Fund, as described above and in the Plan;
3. No gain or loss will be  recognized by Neuberger  Mid-Cap  Growth Fund upon the transfer of its assets to
Goldman  Mid-Cap  Growth  Fund in  exchange  solely for  Class A,  Class B,  Class C,  and Class X shares of
Goldman  Mid-Cap  Growth  Fund and the  assumption  by Goldman  Mid-Cap  Growth Fund of the  liabilities  of
Neuberger  Mid-Cap Growth Fund, if any. In addition,  no gain or loss will be recognized by Goldman  Mid-Cap
Growth Fund on the  distribution  of such shares to the  shareholders  of Neuberger  Mid-Cap  Growth Fund in liquidation of Neuberger Mid-Cap Growth Fund;
4. No gain or loss will be recognized by Goldman  Mid-Cap Growth Fund upon the  acquisition of the assets of
Neuberger  Mid-Cap  Growth  Fund in  exchange  solely  for  shares of Goldman  Mid-Cap  Growth  Fund and the assumption of the liabilities of Neuberger Mid-Cap Growth Fund, if any;
5. Goldman  Mid-Cap Growth Fund's basis for the assets  acquired from Neuberger  Mid-Cap Growth Fund will be the same as the basis of these  assets when held by Neuberger  Mid-Cap  Growth Fund  immediately  before the transfer,  and the holding  period of such assets  acquired by Goldman  Mid-Cap Growth Fund will include the holding period of these assets when held by Neuberger Mid-Cap Growth Fund;
6. Neuberger Mid-Cap Growth Fund's  shareholders'  basis for the shares of Goldman Mid-Cap Growth Fund to be received  by them  pursuant  to the  reorganization  will be the same as their  basis in  Neuberger  Mid-Cap
Growth Fund shares exchanged; and
7. The  holding  period of  Goldman  Mid-Cap  Growth  Fund  shares to be  received  by the  shareholders  of
Neuberger  Mid-Cap  Growth Fund will  include  the holding  period of their  Neuberger  Mid-Cap  Growth Fund shares  exchanged  provided such  Neuberger  Mid-Cap  Growth Fund shares were held as capital  assets on the date of the exchange.
         Shareholders of Neuberger  Mid-Cap Growth Fund should consult their tax advisers  regarding the tax consequences to them of the Transaction in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.  federal  income tax  consequences  of the  Transaction, shareholders  also should  consult  their tax advisers as to state,  local and foreign tax  consequences  to them, if any, of the Transaction.
Characteristics of the Goldman Mid-Cap Growth Fund shares.

         Shares of the Goldman  Mid-Cap  Growth Fund will be distributed  to  shareholders  of the Neuberger
Mid-Cap  Growth  Fund and will have the same  legal  characteristics  as the shares of the  Goldman  Mid-Cap
Growth  Fund  with  respect  to such  matters  as  voting  rights,  assessibility,  conversion  rights,  and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The  following  table  sets  forth,  as of April  30,  2003 the  capitalization  of  shares  of the
Neuberger  Mid-Cap  Growth Fund and the Goldman  Mid-Cap  Growth  Fund.  The table also shows the  projected capitalization  of the Goldman  Mid-Cap  Growth  Fund  shares as  adjusted  to give  effect to the  proposed
Transaction.  The  capitalization  of the Goldman  Mid-Cap  Growth Fund is likely to be  different  when the
Transaction is consummated.

         Class A

                                            NB Mid-Cap         GS Mid-Cap                            GS Mid-Cap Growth
                                                                                                     Fund Projected after
                                            Growth Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       35,066,975           6,431,395                                 41,498,370

Total shares outstanding...................        3,250,785           2,000,144        7,639,580*               12,890,509

Net asset value per share..................            10.79                3.22                                       3.22

         Class B

                                                                                                     GS Mid-Cap Growth
                                            NB Mid-Cap         GS Mid-Cap                            Fund Projected after
                                            Growth Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       65,872,129           7,275,826                                 73,147,955

Total shares outstanding...................        6,252,892           2,288,005       14,461,614*               23,002,511

Net asset value per share..................            10.53                3.18                                       3.18

         Class C

                                                                                                     GS Mid-Cap Growth
                                            NB Mid-Cap         GS Mid-Cap                            Fund Projected after
                                            Growth Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       25,973,781           5,418,325                                 31,392,106

Total shares outstanding...................        2,465,002           1,705,988        5,702,854*                9,873,844

Net asset value per share..................            10.54                3.18                                       3.18

         Class X

                                                                                                     GS Mid-Cap Growth
                                            NB Mid-Cap         GS Mid-Cap                            Fund Projected after
                                            Growth Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       12,873,018           1,020,923                                 13,893,941

Total shares outstanding...................         1,22,744             321,827        2,838,145*                4,382,716

Net asset value per share..................            10.53                3.17                                       3.17

*Reflects the change in shares of NB Mid-Cap Growth Fund upon conversion to GS Mid-Cap Growth Fund.

VOTING INFORMATION

         Shareholders  of record of the  Neuberger  Mid-Cap  Growth Fund on the Record Date will be entitled to vote at the Meeting.  On the Record Date,  there were __________  shares of the Neuberger  Mid-Cap Growth
Fund issued and outstanding.

         The  presence in person or by proxy of the holders of a majority of the  outstanding  shares of the
Fund is required to constitute a quorum at the Meeting.  Shares  beneficially  held by shareholders  present in person or represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital stock of the  Neuberger  Mid-Cap  Growth Fund  outstanding and  entitled to vote is necessary to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share, and a fractional vote for each fractional  share of the Neuberger  Mid-Cap Growth Fund held at the close of business on the Record Date.

         Shares  held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under existing New York Stock  Exchange  rules,  it is not expected  that brokers will be  permitted to vote Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote.  As a result,  the Fund does not  anticipate any broker non-votes.

..........Shareholders  having  more than one  account  in the Fund  generally  will  receive a single  proxy statement and a separate proxy card for each account,  including  separate  proxy cards.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments  of the  Meeting to permit  further  solicitation  of proxies.
Any such  adjournment  will require the  affirmative  vote of a majority of those shares  represented at the
Meeting  in person or by  proxy.  The  persons  named as  proxies  will  vote  those  proxies  that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not  ordinarily  hold annual  shareholders'  meetings.
The Board of Directors  may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the Investment Company Act or the Company's Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a  shareholder  may include in proxy  statements  relating to annual and other  meetings of the  shareholders  of the Company  certain  proposals for  shareholder  action which he or she intends to introduce at such  special  meetings;  provided,  among other  things,  that such proposal  is received by the Company a  reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring  before the Meeting the matter set forth in the  foregoing
Notice.  The  Directors  do not expect any other  business to be brought  before the Meeting.  If,  however, any other  matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed proxy will vote in accordance  with their  judgment.  A shareholder  executing and returning a proxy may  revoke it at any time  prior to its  exercise  by  written  notice  of such  revocation  to the
Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you simply  sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance  with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting instructions will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its enclosures,  but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or  representatives  of the Company.  In addition,  the Company has engaged Georgeson Shareholder  Communications,  Inc. ("Georgeson"),  a professional proxy solicitation firm, to assist in the  solicitation  of proxies.  As the Meeting  date  approaches,  you may receive a phone call from a  representative  of Georgeson if the Company has not yet received  your vote.  Georgeson  may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Neuberger  Mid-Cap Growth Fund and the Goldman  Mid-Cap Growth Fund are separate  series of the
Company,  which is an open-end  management  investment  company registered with the SEC under the Investment
Company Act. Each Fund is, in effect,  a separate mutual fund.  Detailed  information  about the Company and each Fund is  contained  in the  Prospectus  for the Funds which is enclosed  with and  considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the  Company and each Fund is included in the Company's SAI, dated March 1, 2003,  which has been filed with the SEC and is incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to  Shareholders  for the fiscal year ended October 31, 2002 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's Annual Report to
Shareholders  for the fiscal  year ended  October 31,  2002 by calling  1-800-752-6342  or by writing to the
Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements  of the Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be  inspected  and  copied  at:  the SEC's  Public  Reference  Room at 450 Fifth  Street  NW,
Washington,  DC 20549,  and at the  Regional  Offices of the SEC  located in New York City at 233  Broadway,
New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that  beneficially  owns more than 5% of any class of the Neuberger Mid-Cap Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

                  TBD                                     TBD                                  TBD                      TBD

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined  by the  Commission,  a security  is  beneficially  owned by a person if that  person has or shares voting power or investment power with respect to the security.

         As of the Record Date, the officers and Directors of the Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                   EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of  Reorganization  by American  Skandia  Advisor  Funds,  Inc. on behalf of the ASAF
                  Neuberger Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund

   B              Prospectus  for the ASAF  Neuberger  Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs
                  Mid-Cap  Growth  Fund of  American  Skandia  Advisor  Funds,  Inc.  dated  March  1,  2003
                  (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2003 (enclosed)

A-16

                                                 Exhibit A

                                           Plan of Reorganization

                                           PLAN OF REORGANIZATION

         THIS  PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this  ____th  day of  _____,  2003,  by
American  Skandia  Advisor Funds,  Inc. (the  "Company"),  a business trust  organized under the laws of the
State of Maryland with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484,
on behalf of the ASAF  Goldman  Sachs  Mid-Cap  Growth Fund (the  "Acquiring  Fund") and the ASAF  Neuberger
Berman  Mid-Cap  Growth Fund (the  "Acquired  Fund"),  both series of the Company.  Together,  the Acquiring
Fund and Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred  to as the  "Reorganization")  will  consist of (i) the acquisition  by the  Acquiring  Fund,  of  substantially  all of the  property,  assets and  goodwill of the
Acquired Fund and the  assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and  fractional  shares of  beneficial  interest,  par value $0.001  each,  of the
Acquiring  Fund  ("Acquiring  Fund  Shares");  (ii)  the  distribution  of  Acquiring  Fund  Shares  to  the shareholders  of the Acquired Fund according to their  respective  interests in complete  liquidation of the
Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the Acquired
Fund shall  convey,  transfer and deliver to the  Acquiring  Fund at the Closing all of the Acquired  Fund's
then  existing  assets,  free and clear of all  liens,  encumbrances,  and  claims  whatsoever  (other  than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated amount  necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated hereunder).  (ii)  discharge its unpaid  liabilities on its books at the closing date (as defined in section
3,  hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the Closing Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against  any person that may have  accrued up to and  including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring
Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the
Closing Date by the net asset value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result thereof by the number of  outstanding  Acquired  Fund  Shares as of the close of regular  trading on the New
York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired Fund shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate  and  dissolve.  Such  liquidation and  distribution  shall be  accomplished  by the  establishment  of  accounts  on the share  records of the
Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund
Shares that former Acquired Fund  shareholders  are due based on their  respective  holdings of the Acquired
Fund as of the close of business on the Closing  Date.  Fractional  Acquiring  Fund Shares  shall be carried to the third decimal  place.  The Acquiring  Fund shall not issue  certificates  representing  the Acquiring
Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the  Acquired  Fund's  Net Assets to be  transferred  to the  Acquiring  Fund hereunder  shall be  computed  as of the  close of  regular  trading  on the NYSE on the  Closing  Date (the
"Valuation Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

         (c)      The net asset  value of a share of the  Acquired  Fund  shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

3.       Closing and Closing Date.

         The  consummation  of the  transactions  contemplated  hereby  shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date")  shall be December 31, 2003,  or such earlier or later date as  determined by the Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing  Date.  The Company on behalf of the Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer  agent  or by its  President  or  Vice-President  to the  best of its or his or her  knowledge  and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the
Acquiring  Fund Shares to be credited to the Acquired  Fund's  account on the Closing Date to the  Secretary of the Company,  or shall provide evidence  satisfactory to the Acquired Fund that the Acquiring Fund Shares have been  registered  in an account on the books of the  Acquiring  Fund in such  manner as the  Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  acquired Fund shares,  par value $0.001 each, each outstanding  share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The  Company  has the  necessary  power and  authority  to  conduct  the  Acquired  Fund's business as such business is now being conducted.

         (e)      The  Company  on  behalf of the  Acquired  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (f)      The  Acquired  Fund  does  not have  any  unamortized  or  unpaid  organizational  fees or expenses.

         (g)      The Acquired  Fund has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax  purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as
amended  (the  "Code")  and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year  since  its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the  Acquired  Fund to fail to satisfy  the  requirements  of  subchapter  M of the
Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign
Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise timely  instituted the appropriate  backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The
Company is duly registered under the 1940 Act as an open-end,  management  investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the Acquiring  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  Acquiring Fund shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are presently eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The  Company  has the  necessary  power and  authority  to conduct  the  Acquiring  Fund's business as such business is now being conducted.

         (f)      The  Company  on behalf of the  Acquiring  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal  income tax purposes under Part
I of Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated  by this Plan will not cause the Acquiring  Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company  for each of the
Funds as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant  to  Section 1 of this  Plan  will  accurately  reflect  the Net  Assets in the case of the
Acquired Fund and the net assets in the case of the  Acquiring  Fund,  and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and  marketable  title to all of the  securities and other  assets  shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear  of all  liens or  encumbrances  of any  nature  whatsoever,  except  such  imperfections  of title or encumbrances  as do not  materially  detract  from  the  value  or use of the  assets  subject  thereto,  or materially affect title thereto.

         (c)      Except as may be disclosed in the  Company's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative  proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  action of the  Company's  Board of  Directors,  and this  Plan  constitutes  a valid and  binding obligation enforceable in accordance with its terms.

         (f)      The  Company  anticipates  that  consummation  of this Plan  will not cause  either of the
Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal income  taxation as a
RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company  intends to operate each Fund's  respective  business as  presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The  Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The  Company  intends  that,  by the  Closing,  each of the Fund's  Federal  and other tax returns  and  reports  required  by law to be filed on or before  such date shall have been  filed,  and all
Federal  and other  taxes shown as due on said  returns  shall have  either been paid or adequate  liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a
Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired Fund Shares as of the Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and  Prospectus  that complies  in all  material  respects  with the  applicable  provisions  of Section  14(a) of the  Securities
Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules and  regulations, respectively, thereunder.

         (g)      The  Company  intends  to  file  with  the  U.S.  Securities  and  Exchange  Commission  a registration  statement  on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable hereunder  ("Registration  Statements"),  and will use its best  efforts  to provide  that the  Registration
Statement  becomes  effective as promptly as practicable.  At the time the  Registration  Statement  becomes effective,  it will:  (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules  and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue  statement  of material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements therein not misleading.  At the time the Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired  Fund,  and at the Closing Date, the prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained herein  concerning the Funds shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such date;
(ii)  performance of all  obligations  required by this Plan to be performed by the Company on behalf of the
Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan  shall  have  been  adopted  and  approved  by the  appropriate action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and Exchange  Commission  shall not have issued an  unfavorable management  report  under  Section  25(b) of the 1940 Act or  instituted  or  threatened  to  institute  any proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further, no other legal,  administrative  or other  proceeding  shall have been  instituted or threatened  that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That  the  Plan  contemplated   hereby  shall  have  been  adopted  and  approved  by  the appropriate  action  of the  shareholders  of the  Acquired  Fund at an  annual or  special  meeting  or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of distributing to shareholders  of each Fund (i) all of its ordinary  income and all of its capital  gain net income,  if any, for the period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed ordinary  income  and  capital  gain net  income  from any prior  period.  Capital  gain net  income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens  & Young, LLP, counsel to the Company, to the effect  that,  subject in all  respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All  actions  required  to be  taken  by the  Company  and/or  Funds  to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery  nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Company is a party or by which the
Funds are  otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each
Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the  prospectus  dated
March 1, 2003  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this
Plan,  effective  under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the effectiveness of such registration  statement has been issued,  and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that, at the time the
Prospectus  became  effective,  or at the  time  of the  signing  of  this  Plan,  or at the  Closing,  such
Prospectus  (except for the financial  statements and other financial and statistical data included therein, as to which  counsel  need not express an opinion),  contained  any untrue  statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

         In giving the  opinions set forth above,  counsel may state that it is relying on  certificates  of the  officers  of the  Company  with  regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective, and no  stop  order  suspending  the  effectiveness  of the  Registration  Statement  or  any  amendment  or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring  Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net
Assets of the  Acquired  Fund  comprising  at least 90% in fair market value of the total net assets and 70%
of the fair market  value of the total gross  assets  recorded on the books of Acquired  Fund on the Closing
Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of  entering  into and  carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in  proportion  to the  Acquiring  Fund's  and  Acquired  Fund's net
assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan  to the  contrary  notwithstanding,  this  Plan  may be terminated and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of an
Acquired  Fund) prior to the Closing or the Closing may be  postponed  by the Company on behalf of a Fund by resolution  of the Board of Directors,  if  circumstances  develop  that, in the opinion of the Board,  make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan have not been  consummated  by [March 1,
2004],  the Plan  shall  automatically  terminate  on that  date,  unless a later  date is  agreed to by the
Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant to the  provisions  hereof,  the same shall  become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring  Fund nor the Acquired  Fund,  nor the  directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time  prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire  with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Company  nor any of its officers,  directors,  agents or  shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision shall not protect  any  officer,  director,  agent or  shareholder  of any of the  Funds or the  Company  against  any liability to the entity for which that  officer,  director,  agent or  shareholder  so acts or to any of the
Company's shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with respect to this  Plan  shall be  issued  prior to the  Closing  and  shall  impose  any  terms or  conditions  that are determined  by action of the Board of  Directors  of the  Company  on behalf of the Funds to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan  without  further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and  conditions  shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired  Fund in which event, unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this
Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the  Acquired  Fund  shall  promptly  call a special  meeting  of  shareholders  at which  such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This  Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds and there are no agreements,  understandings,  restrictions,  or  warranties  between the parties  other than those set forth herein  or  herein  provided  for.  This  Plan may be  amended  only by the  Company  on behalf of a Fund in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or  permitted  by any  provision of this Plan shall be in writing  and shall be deemed to have been  given if  delivered  or  mailed,  first  class  postage  prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This  Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  State of
Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor Funds,  Inc., on behalf ASAF Goldman Sachs Mid-Cap
Growth  Fund and the  ASAF  Neuberger  Berman  Mid-Cap  Growth  Fund,  has  executed  this  Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Goldman Sachs Mid-Cap Growth Fund

                                                   ASAF Neuberger Berman Mid-Cap Growth Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

5

                                                 EXHIBIT B

                                       Prospectus dated MARCH 1, 2003

         The  Prospectus  for the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund and the ASAF  Goldman  Sachs
Mid-Cap  Growth  Fund of  American  Skandia  Advisor  Funds,  Inc.  dated  March  1,  2003,  is part of this
Prospectus/Proxy  Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The above-referenced prospectus follows.

                                                 EXHIBIT C

                                    ANNUAL REPORT dated OCOTBER 31, 2002

         The ASAF Annual Report to  Shareholders  dated  October 31, 2002, is part of this  Prospectus/Proxy
Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced annual report follows.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR FUNDS,  INC. (THE "COMPANY")
FOR USE AT THE SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY STREET,  GATEWAY CENTER THREE, 14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER
21, 2003 AT 11:00 A.M. EASTERN TIME.

The undersigned hereby appoints  ___________________,  __________, and _________ and each of them, with full power of substitution,  as proxies of the undersigned to vote at the above stated Special  Meeting,  and all adjournments  thereof,  all shares of  beneficial  interest  of the Fund  named  above held of record by the undersigned  on the record date for the  Meeting,  upon the  matters  set forth on the reverse  side of this card, and upon any other matter which may properly come before the Meeting, at their discretion.

Every  properly  signed  proxy  will be  voted  in the  manner  specified  hereon  and,  in the  absence  of specification, will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the contract  owner is a trust,  custodial  account or other entity,  the name of the trust or the custodial account  should  entered and the trustee,  custodian,  etc.  should sign in his or her own name,  indicating that he or she is  "Trustee,"  "Custodian,"  or other  applicable  designation.  If the contract  owner is a partnership,  the  partnership  should  be  entered  and the  partner  should  sign in his or her own  name, indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF  REORGANIZATION  OF THE  company ON BEHALF OF THE ASAF  ________________  Fund
           ("_________")  AND  THE  ASAF  ______________  Fund  ("________________")  OF THE  company,  THAT
           PROVIDES  FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE  ASSETS  OF the  _________  fund IN
           EXCHANGE FOR SHARES OF _________  fund, THE  DISTRIBUTION  OF SUCH SHARES TO THE  SHAREHOLDERS OF
           the __________ fund, AND THE LIQUIDATION AND DISSOLUTION OF _____________ fund.

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                    FOR
                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                        Dated September _____, 2003

                                        Acquisition of the Assets of
                               the ASAF Neuberger Berman Mid-Cap Growth Fund,
                              a series of American Skandia Advisor Funds, Inc.

                                    By and in exchange for shares of the
                                the ASAF Goldman Sachs Mid-Cap Growth Fund,
                           also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of substantially  all of the assets of the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund for shares of the ASAF
Goldman Sachs Mid-Cap Growth Fund.

         This SAI  consists  of this Cover Page and the  following  documents.  Each of these  documents  is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy
Statement dated September __, 2003,  relating to the  above-referenced  transaction.  You can request a copy of the  Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Advisor
Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

13

                                      Attachments to SAI (page 1 of2)

         The American Skandia Advisor Funds,  Inc.  Statement of Additional  Information dated March 1, 2003 is part of this SAI and will be provided  to all  shareholders  requesting  this SAI.  For  purposes of this
EDGAR  filing,  the  above-referenced  SAI is  incorporated  herein by reference to the  Company's SAI filed under Rule 497(j) on May 16, 2003.

                                      Attachments to SAI (page 2 of 2)

         The following are projected  (pro forma)  financial  statements  that were prepared to indicate the anticipated  financial  information  for the combined fund following the  completion of the  reorganization.
They consist of a Pro Forma Combining  Statement of Assets and Liabilities;  a Pro Forma Combining Statement
of  Operations;  notes  relating  to  the  combining  Statements;  and a  Combined  Pro  Forma  Schedule  of
Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND/ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
APRIL 30, 2003 (UNAUDITED)                                                                                                         ASAF NEUBERGER     ASAF GOLDMAN        ASAF GOLDMAN     ASAF NEUBERGER     ASAF GOLDMAN     ASAF GOLDMAN
                                                                                                                                       BERMAN         SACHS MID-CAP      SACHS MID-CAP         BERMAN        SACHS MID-CAP     SACHS MID-CAP
                                                                                                                                   MID-CAP GROWTH        GROWTH              GROWTH        MID-CAP GROWTH        GROWTH           GROWTH
                                                                                                                                       SHARES            SHARES             COMBINED          Value ($)        Value ($)       COMBINED ($)
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
COMMON STOCK
                     Advertising                         Lamar Advertising Co.                                                              43,000               5,725             48,725         1,544,560          205,642         1,750,202

                     Aerospace                           Alliant Techsystems, Inc.                                                               -               2,625              2,625                 -          141,015           141,015

                     Broadcasting                        Cox Radio, Inc. Cl-A                                                               61,800                   -             61,800         1,409,658                -         1,409,658
                                                         Entercom Communications Corp.                                                           -               8,100              8,100                 -          393,579           393,579
                                                         Entravision Communications Corp. Cl-A                                                   -              41,025             41,025                 -          312,200           312,200
                                                         Radio One, Inc. Cl-D                                                              139,500                   -            139,500         2,134,350                -         2,134,350
                                                         Scripps, (E.W.) Co. CI-A                                                           12,000               2,500             14,500           951,000          198,125         1,149,125
                                                         Univision Communications, Inc. Cl-A                                                     -              13,575             13,575                 -          411,050           411,050
                                                         Westwood One, Inc.                                                                 73,500              11,450             84,950         2,565,150          399,605         2,964,755

                     Building Materials                  American Standard Companies, Inc.                                                       -               4,400              4,400                 -          313,236           313,236

                     Business Services                   Alliance Data Systems Corp.                                                        50,000                   -             50,000         1,050,000                -         1,050,000
                                                         Aramark Corp. Cl-B                                                                      -              18,400             18,400                 -          422,464           422,464
                                                         ChoicePoint, Inc.                                                                  53,500                   -             53,500         1,887,480                -         1,887,480
                                                         Corporate Executive Board Co.                                                      38,750                   -             38,750         1,588,363                -         1,588,363
                                                         Iron Mountain, Inc.                                                                43,000                   -             43,000         1,713,550                -         1,713,550
                                                         Paychex, Inc.                                                                      45,000                   -             45,000         1,401,300                -         1,401,300
                                                         Robert Half International, Inc.                                                         -               5,125              5,125                 -           83,435            83,435

                     Cable Television                    Cablevision Systems New York Group Cl-A                                            78,500              17,925             96,425         1,759,970          401,879         2,161,849
                                                         Lodgenet Entertainment Corp.                                                            -              11,725             11,725                 -          121,940           121,940

                     Chemicals                           Ecolab, Inc.                                                                       29,000                   -             29,000         1,481,610                -         1,481,610

                     Clothing  & Apparel                  Coach, Inc.                                                                        45,500               2,925             48,425         1,979,705          127,267         2,106,972
                                                         Ross Stores, Inc.                                                                  47,500                   -             47,500         1,800,250                -         1,800,250

                     Computer Hardware                   Integrated Circuit Systems, Inc.                                                        -               8,925              8,925                 -          193,851           193,851
                                                         Lexmark International, Inc.                                                        23,700               3,525             27,225         1,765,887          262,648         2,028,535
                                                         Seagate Technology HDD Holdings                                                   120,500                   -            120,500         1,456,845                -         1,456,845
                                                         Storage Technology Corp.                                                           74,500                   -             74,500         1,841,640                -         1,841,640

                     Computer Services  & Software        Adobe Systems, Inc.                                                                47,000                   -             47,000         1,624,320                -         1,624,320
                                                         Affiliated Computer Services, Inc. Cl-A                                            51,400               5,825             57,225         2,451,780          277,853         2,729,633
                                                         BARRA, Inc.                                                                             -               9,195              9,195                 -          300,216           300,216
                                                         BEA Systems, Inc.                                                                 130,500                   -            130,500         1,397,655                -         1,397,655
                                                         Business Objects SA [ADR]                                                               -               5,500              5,500                 -          119,515           119,515
                                                         Electronic Arts, Inc.                                                              45,000               4,600             49,600         2,667,149          272,642         2,939,791
                                                         Intuit, Inc.                                                                            -               6,250              6,250                 -          242,375           242,375
                                                         J. D. Edwards  & Co.                                                                     -              16,450             16,450                 -          197,071           197,071
                                                         Manhattan Associates, Inc.                                                              -               7,550              7,550                 -          182,635           182,635
                                                         Mercury Interactive Corp.                                                          56,500                   -             56,500         1,917,610                -         1,917,610
                                                         PeopleSoft, Inc.                                                                        -               8,500              8,500                 -          127,755           127,755
                                                         SunGard Data Systems, Inc.                                                              -              16,050             16,050                 -          345,074           345,074
                                                         Symantec Corp.                                                                          -               2,675              2,675                 -          117,566           117,566
                                                         Veritas Software Corp.                                                             46,500                   -             46,500         1,023,465                -         1,023,465
                                                         Witness Systems, Inc.                                                                   -              29,550             29,550                 -          101,652           101,652
                                                                                                                                                                                        -                 -                -                 -
                     Conglomerates                       Cendant Corp.                                                                           -              30,275             30,275                 -          432,327           432,327
                                                         Pittston Brink's Group                                                                  -              12,375             12,375                 -          157,781           157,781

                     Consumer Products  & Services        Alberto-Culver Co. Cl-B                                                            26,500                   -             26,500         1,305,920                -         1,305,920
                                                         Clorox Co.                                                                         31,000                   -             31,000         1,401,820                -         1,401,820
                                                         Energizer Holdings, Inc.                                                                -               3,525              3,525                 -          101,591           101,591
                                                         Mattel, Inc.                                                                            -              16,700             16,700                 -          363,058           363,058
                                                         USA Interactive                                                                    80,500                   -             80,500         2,410,975                -         2,410,975
                                                         UST, Inc.                                                                               -               9,225              9,225                 -          289,019           289,019

                     Containers  & Packaging              Packaging Corp. of America                                                         87,750                   -             87,750         1,650,578                -         1,650,578
                                                         Pactiv Corp.                                                                       84,500                   -             84,500         1,733,940                -         1,733,940

                     Electronic Components  & Equipment   Amphenol Corp.                                                                          -               8,975              8,975                 -          397,503           397,503
                                                         Gentex Corp.                                                                       45,500               5,225             50,725         1,374,100          157,795         1,531,895
                                                         Harman International Industries, Inc.                                                   -               6,150              6,150                 -          409,528           409,528
                                                         Jabil Circuit, Inc.                                                                     -               3,125              3,125                 -           58,438            58,438
                                                         Zebra Technologies Corp. Cl-A                                                      43,500                   -             43,500         2,900,145                -         2,900,145

                     Entertainment  & Leisure             Harrah's Entertainment, Inc.                                                       28,000               9,825             37,825         1,102,920          387,007         1,489,927
                                                         Metro-Goldwyn-Mayer, Inc.                                                               -              29,725             29,725                 -          331,434           331,434

                     Equipment Services                  Millipore Corp.                                                                         -               6,950              6,950                 -          237,343           237,343

                     Financial - Bank  & Trust            Charter One Financial, Inc.                                                             -               3,625              3,625                 -          105,306           105,306
                                                         M &T Bank Corp.                                                                          -                 900                900                 -           76,023            76,023
                                                         National Commerce Financial Corp.                                                       -              11,075             11,075                 -          225,266           225,266

                     Financial Services                  Allied Capital Corp.                                                                    -               8,850              8,850                 -          187,532           187,532
                                                         AMBAC Financial Group, Inc.                                                             -               6,800              6,800                 -          396,779           396,779
                                                         Capital One Financial Corp.                                                        18,000                   -             18,000           753,660                -           753,660
                                                         Legg Mason, Inc.                                                                   39,500               5,225             44,725         2,144,850          283,718         2,428,568
                                                         Moody's Corp.                                                                      30,500               5,625             36,125         1,472,845          271,631         1,744,476

                     Food                                Dean Foods Co.                                                                     39,500                   -             39,500         1,719,435                -         1,719,435

                     Furniture                           Ethan Allen Interiors, Inc.                                                             -               7,550              7,550                 -          254,284           254,284

                     Healthcare Services                 Anthem, Inc.                                                                       36,000                   -             36,000         2,471,040                -         2,471,040
                                                         Caremark Rx, Inc.                                                                 140,000                   -            140,000         2,787,400                -         2,787,400
                                                         Community Health Systems, Inc.                                                     89,600                   -             89,600         1,702,400                -         1,702,400
                                                         First Health Group Corp.                                                           39,000                   -             39,000           976,950                -           976,950
                                                         Health Management Associates, Inc. Cl-A                                                 -              10,250             10,250                 -          174,865           174,865
                                                         Hooper Holmes, Inc.                                                                     -              60,875             60,875                 -          368,293           368,293
                                                         Stericycle, Inc.                                                                   60,500                   -             60,500         2,377,045                -         2,377,045
                                                         WellPoint Health Networks, Inc.                                                         -               2,525              2,525                 -          191,749           191,749

                     Hotels  & Motels                     Marriott International, Inc. Cl-A                                                       -               4,425              4,425                 -          158,902           158,902

                     Industrial Products                 Fastenal Co.                                                                       31,000                   -             31,000         1,072,290                -         1,072,290
                                                         Nucor Corp.                                                                        33,000                   -             33,000         1,348,050                -         1,348,050

                     Insurance                           Radian Group, Inc.                                                                 41,000                   -             41,000         1,627,700                -         1,627,700
                                                         RenaissanceRe Holdings Ltd.                                                             -               5,525              5,525                 -          244,702           244,702

                     Internet Services                   Checkfree Corp.                                                                         -              11,050             11,050                 -          304,649           304,649
                                                         Proquest Co.                                                                            -              11,625             11,625                 -          291,555           291,555
                                                         Yahoo!, Inc.                                                                       56,500                   -             56,500         1,400,070                -         1,400,070

                     Machinery  & Equipment               Caterpillar, Inc.                                                                  20,000                   -             20,000         1,052,000                -         1,052,000
                                                         Danaher Corp.                                                                      33,300                 850             34,150         2,297,034           58,633         2,355,667
                                                         Grainger, (W.W.), Inc.                                                                  -               9,375              9,375                 -          432,656           432,656
                                                         The Stanley Works                                                                       -               4,325              4,325                 -          103,930           103,930

                     Medical Supplies  & Equipment        Apogent Technologies, Inc.                                                              -              22,475             22,475                 -          386,120           386,120
                                                         Beckman Coulter, Inc.                                                              44,500                   -             44,500         1,729,715                -         1,729,715
                                                         Charles River Laboratories International, Inc.                                          -              13,725             13,725                 -          372,634           372,634
                                                         Chiron Corp.                                                                       17,000                   -             17,000           694,110                -           694,110
                                                         Henry Schein, Inc.                                                                 22,000                   -             22,000           949,300                -           949,300
                                                         St. Jude Medical, Inc.                                                             39,900                   -             39,900         2,093,154                -         2,093,154
                                                         Varian Medical Systems, Inc.                                                       44,000                   -             44,000         2,369,840                -         2,369,840
                                                         Zimmer Holdings, Inc.                                                              51,200                   -             51,200         2,401,280                -         2,401,280

                     Office Equipment                    Pitney Bowes, Inc.                                                                      -               7,900              7,900                 -          277,369           277,369

                     Oil  & Gas                           BJ Services Co.                                                                    20,500                   -             20,500           748,455                -           748,455
                                                         Energy Partners Ltd.                                                                    -               9,525              9,525                 -           94,107            94,107
                                                         EOG Resources, Inc.                                                                35,500                   -             35,500         1,326,990                -         1,326,990
                                                         Murphy Oil Corp.                                                                   32,000                   -             32,000         1,332,800                -         1,332,800
                                                         Nabors Industries Ltd.                                                                  -               5,725              5,725                 -          224,420           224,420
                                                         National-Oilwell, Inc.                                                             86,500                   -             86,500         1,815,635                -         1,815,635
                                                         Pogo Producing Co.                                                                      -               5,775              5,775                 -          228,690           228,690
                                                         Smith International, Inc.                                                          48,000                   -             48,000         1,706,880                -         1,706,880
                                                         Spinnaker Exploration Co.                                                               -               1,075              1,075                 -           23,005            23,005
                                                         XTO Energy, Inc.                                                                   84,333                   -             84,333         1,644,494                -         1,644,494

                     Personal Services                   Apollo Group, Inc. Cl-A                                                            38,000                   -             38,000         2,059,562                -         2,059,562
                                                         Career Education Corp.                                                             13,000                   -             13,000           781,690                -           781,690
                                                         Education Management Corp.                                                         37,500                   -             37,500         1,830,750                -         1,830,750
                                                         ITT Educational Services, Inc.                                                          -               7,575              7,575                 -          223,463           223,463

                     Pharmaceuticals                     Allergan, Inc.                                                                     27,300               4,450             31,750         1,917,825          312,612         2,230,437
                                                         Cephalon, Inc.                                                                     16,500                   -             16,500           673,860                -           673,860
                                                         Forest Laboratories, Inc.                                                          28,000                   -             28,000         1,448,160                -         1,448,160
                                                         Gilead Sciences, Inc.                                                              61,200                   -             61,200         2,823,768                -         2,823,768
                                                         IDEC Pharmaceuticals Corp.                                                              -               6,125              6,125                 -          200,594           200,594
                                                         MedImmune, Inc.                                                                         -               5,600              5,600                 -          197,512           197,512
                                                         Teva Pharmaceutical Industries Ltd. [ADR]                                          62,000                   -             62,000         2,895,400                -         2,895,400

                     Printing  & Publishing               New York Times Co. CL-A                                                                 -               4,650              4,650                 -          215,667           215,667

                     Restaurants                         Starbucks Corp.                                                                    50,500                   -             50,500         1,186,245                -         1,186,245

                     Retail  & Merchandising              99 Cents Only Stores                                                                    -              12,275             12,275                 -          361,621           361,621
                                                         Abercrombie  & Fitch Co. Cl-A                                                       78,500                   -             78,500         2,581,080                -         2,581,080
                                                         Bed Bath  & Beyond, Inc.                                                            75,700                   -             75,700         2,990,907                -         2,990,907
                                                         Best Buy Co., Inc.                                                                 46,500                   -             46,500         1,607,970                -         1,607,970
                                                         Chico's FAS, Inc.                                                                       -               8,575              8,575                 -          208,716           208,716
                                                         Dollar Tree Stores, Inc.                                                                -               6,650              6,650                 -          169,243           169,243
                                                         Family Dollar Stores, Inc.                                                              -               4,300              4,300                 -          147,017           147,017
                                                         Petco Animal Supplies, Inc.                                                             -               4,600              4,600                 -           97,198            97,198
                                                         Staples, Inc.                                                                      70,500                   -             70,500         1,342,320                -         1,342,320
                                                         Tiffany  & Co.                                                                           -               4,650              4,650                 -          128,991           128,991
                                                         TJX Companies, Inc.                                                                     -              10,375             10,375                 -          199,719           199,719
                                                         Williams-Sonoma, Inc.                                                                   -              12,100             12,100                 -          313,147           313,147

                     Semiconductors                      Marvell Technology Group Ltd.                                                      84,000                   -             84,000         1,938,636                -         1,938,636
                                                         Maxim Integrated Products, Inc.                                                    55,700                   -             55,700         2,188,453                -         2,188,453
                                                         Microchip Technology, Inc.                                                         84,500               4,275             88,775         1,756,755           88,877         1,845,632
                                                         QLogic Corp.                                                                       43,400                   -             43,400         1,909,166                -         1,909,166
                                                         Xilinx, Inc.                                                                       42,000                   -             42,000         1,136,940                -         1,136,940

                     Telecommunications                  Crown Castle International Corp.                                                        -              23,225             23,225                 -          147,943           147,943
                                                         EchoStar Communications Corp. Cl-A                                                      -              11,400             11,400                 -          341,544           341,544
                                                         Nextel Communications, Inc. Cl-A                                                  153,400               6,100            159,500         2,268,786           90,219         2,359,005
                                                         UTStarcom, Inc.                                                                    74,000                   -             74,000         1,611,054                -         1,611,054

                     Transportation                      C.H. Robinson Worldwide, Inc.                                                           -               5,925              5,925                 -          217,981           217,981
                                                         J.B. Hunt Transport Services, Inc.                                                 62,500                   -             62,500         2,159,375                -         2,159,375
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                       4,220,933             791,695          5,012,628       136,417,819       18,993,996       155,411,815
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
    (COST $118,356,817, $18,145,832  & $136,502,649 RESPECTIVELY)

FOREIGN STOCK

                     Computer Services  & Software        Cognos, Inc. -- (CAD)                                                                   -               7,400              7,400                 -          200,836           200,836

                     Medical Supplies  & Equipment        Alcon, Inc. -- (CHF)                                                               25,500                   -             25,500         1,123,275                -         1,123,275

                     Pharmaceuticals                     Biovail Corp. -- (CAD)                                                             26,500                   -             26,500           957,975                -           957,975
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                         52,000               7,400             59,400         2,081,250          200,836         2,282,086
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
   (COST $1,991,913, $161,105  & $2,153,018 RESPECTIVELY)

SHORT-TERM INVESTMENTS

                     Registered Investment Companies     Temporary Investment Cash Fund                                                    710,942                   -            710,942           710,942                -           710,942
                                                         Temporary Investment Fund                                                         710,941                   -            710,941           710,941                -           710,941
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                             1,421,883                   -          1,421,883         1,421,883                -         1,421,883
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
   (COST $1,421,883, $0,  & $1,421,883 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

                     Certificates of Deposits
                                                         American Express Centurion                        1.34%         1/27/2004           3,657                 778              4,435         3,657,549          777,426         4,434,975
                                                         Bear Stearns Co., Inc.                            1.37%         1/16/2004           1,566                   -              1,566         1,565,694                -         1,565,694
                                                         Bear Stearns Co., Inc.                            1.43%         1/15/2004           3,979                 143              4,122         3,979,250          142,757         4,122,007
                                                         Dresdner Bank                                     1.78%         10/6/2003           5,295                 536              5,831         5,294,757          536,492         5,831,249
                                                         Goldman Sachs Group, Inc.                         1.30%          3/8/2004             269                   -                269           269,056                -           269,056
                                                         KBC Bank                                          1.26%          5/1/2003           2,910                 360              3,270         2,910,298          359,778         3,270,076
                                                         Merrill Lynch  & Co., Inc.                         1.48%          5/1/2003           4,075                 481              4,556         4,074,983          481,100         4,556,083
                                                         Morgan Stanley Dean Witter Corp.                  1.33%         11/7/2003           1,662                 266              1,928         1,661,926          265,909         1,927,835
                                                         National City Bank                                1.59%        11/10/2003           1,888                 313              2,201         1,887,821          312,569         2,200,390
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                            25,301               2,877             28,178        25,301,334        2,876,031        28,177,365
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

                     Commercial Paper
                                                         Concord Minutemen Capital                         1.27%         5/15/2003           1,900                 670              2,570         1,900,076          670,368         2,570,444
                                                         Enterprise Funding Corp.                          1.27%         5/15/2003             368                 400                768           368,186          399,626           767,812
                                                         Fairway Finance Corp.                             1.27%         5/15/2003             268                 404                672           267,821          403,892           671,713
                                                         Lexington Parker Capital Corp.                    1.27%         5/22/2003               -                 176                176                 -          176,218           176,218
                                                         Scaldis Capital LLC                               1.27%         5/20/2003             688                 176                864           688,401          452,296         1,140,697
                                                         Sheffield Receivables Corp.                       1.27%         5/20/2003           6,051                   -              6,051         1,073,827                -         1,073,827
                                                                                                                                   ------------------------------------------------------------------------------------------------------------
                                                                                                                                             9,275               1,826             11,101         4,298,311        2,102,400         6,400,711
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

                     Non-Registered Investment Companies
                                                         Institutional Money Market Trust                                                   20,630               3,452             24,082        20,629,609        3,452,112        24,081,721
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
    (COST $50,229,254, $8,430,543,  & $58,659,797 RESPECTIVELY)                                                                              55,206               8,155             63,361        50,229,254        8,430,543        58,659,797
                                                                                                                                   ------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                                                                                                                                                                               190,150,206       27,625,375       217,775,581
( COST $171,999,867, $26,737,480  & $198,737,347 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                           (50,364,303)      (7,478,906)      (57,843,209)

                                                                                                                                                                                          -----------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                              $ 139,785,903     $ 20,146,469     $ 159,932,372
                                                                                                                                                                                          -----------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                      Pro Forma
                                                                                                  ASAF Neuberger                      ASAF                                           Combined
                                                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                                                    Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth
                                                                                               ---------------------------------------------------------------------               --------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)         $           190,150,206             $ 27,625,375       $                            $ 217,775,581
    Cash                                                                                                           -                 550,653                                           550,653
    Receivable for:
        Securities sold                                                                                    2,267,767                 326,700                                         2,594,467
        Dividends and interest                                                                                28,471                   1,013                                            29,484
        Future Variation Margin                                                                                    -                       -                                                 -
        Fund shares sold                                                                                     208,090                 290,038                                           498,128
    Unrealized appreciation on foreign curreny exchange contracts                                                  -                       -                                                 -
    Receivable from Investment Manager                                                                             -                       -                                                 -
    Prepaid Expenses                                                                                          15,502                  22,775                                            38,277
                                                                                                ---------------------              ----------         --------------               ------------
        Total Assets                                                                                     192,670,036               28,816,554                     -                221,486,590
                                                                                               ----------------------              ----------         --------------               ------------

Liabilities
    Cash overdraft                                                                                                 -                       -                                                 -
    Payable to Investment Manager                                                                             69,626                     886                                            70,512
    Payable upon return of securities lent                                                                50,229,254               8,430,543                                        58,659,797
    Payable for:
        Securities purchased                                                                               1,860,423                 157,051                                         2,017,474
        Fund shares redeemed                                                                                 378,550                  15,836                                           394,386
        Futures Variation Margin                                                                                   -                       -                                                 -
        Distribution Fees                                                                                     96,437                  13,112                                           109,549
    Accrued expenses and other liabilities                                                                   249,843                  52,657                                           302,500
                                                                                               ---------------------              ----------         --------------               ------------
        Total Liabilities                                                                                 52,884,133               8,670,085                      -                 61,554,218
                                                                                               ----------------------              ----------         --------------               ------------
Net Assets                                                                                   $           139,785,903             $ 20,146,469                     -              $ 159,932,372
                                                                                               ======================              ==========         ==============               ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                          $                13,191             $     6,316        $                            $      19,507
Additional paid-in capital                                                                               333,739,877               45,670,265                                      379,410,142
Undistributed net investment income (loss)                                                                (1,411,466)               (139,870)                                       (1,551,336)
Accumulated net realized gain (loss) on investments                                                     (210,706,038)              (26,278,138)                                    (236,984,176)
Accumulated net unrealized appreciation (depreciation) on investments                                     18,150,339                 887,896                                        19,038,235
                                                                                               ----------------------              ----------         --------------               ------------
Net Assets                                                                                   $           139,785,903             $ 20,146,469                     -              $ 159,932,372
                                                                                               ======================              ==========         ==============               ============
(A) Investments at cost                                                                      $           171,999,867             $ 26,737,479                     -              $ 198,737,346
                                                                                               ======================              ==========         ==============               ============
(B) Securities Loaned at Value                                                               $            48,506,241             $ 8,143,349                      -                 56,649,590
                                                                                               ======================              ==========         ==============               ============

                                                                                                                                                                                    Pro Forma
                                                                                                  ASAF Neuberger                      ASAF                                           Combined
                                                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                                                    Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth

                                                                                               ---------------------------------------------------------------------               --------------
                                          NET ASSET VALUE:
                                              Class A:  Net Assets                                        35,066,975               6,431,395                                        41,498,370
                                                    Shares Outstanding                                     3,250,785               2,000,144              7,639,580              *  12,890,509
                                                    Net Asset Value
                                                    Per Share                                                  10.79                    3.22                                              3.22

                                              Class B:  Net Assets                                        65,872,129               7,275,826                                        73,147,955
                                                    Shares Outstanding                                     6,252,892               2,288,005             14,461,614              *  23,002,511
                                                    Net Asset Value
                                                    Per Share                                                  10.53                    3.18                                              3.18

                                              Class C:  Net Assets                                        25,973,781               5,418,325                                        31,392,106
                                                    Shares Outstanding                                     2,465,002               1,705,988              5,702,854              *   9,873,844
                                                    Net Asset Value
                                                    Per Share                                                  10.54                    3.18                                              3.18

                                              Class X:  Net Assets                                        12,873,018               1,020,923                                        13,893,941
                                                    Shares Outstanding                                     1,222,744                 321,827              2,838,145              *   4,382,716
                                                    Net Asset Value
                                                    Per Share                                                  10.53                    3.17                                              3.17

*Reflects the change in shares of Neuberger Berman Mid-Cap Growth upon conversion to
Goldman Sachs Mid-Cap Growth.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

                                                      --------

-----------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                   Pro Forma
                                                                 ASAF Neuberger                      ASAF                                           Combined
                                                                 Berman Mid-Cap                  Goldman Sachs                                    ASAF Goldman Sachs
                                                                   Growth                      Mid-Cap Growth        Adjustments                Mid-Cap Growth
                                                                 --------------------------------------------------------------          -------------------
Investment Income
            Interest                                          $       (96,942)         $             14,505                           $            (82,437)
            Dividends                                                 388,461                        89,535                                        477,996
            Security Lending                                           74,415                         9,124                                         83,539
            Foreign taxes withheld                                     (4,217)                            -                                         (4,217)
                                                                --------------           -------------------                            -------------------
                                                                                                                   -----------
                    Total Investment Income                           361,717                       113,164                 -                      474,881
                                                                --------------           -------------------       -----------          -------------------

Expenses
            Advisory fees                                           1,413,741                       188,599           157,050 (a)                1,759,390
            Shareholder servicing fees                              1,192,069                       202,786           (18,580)(b)                1,376,275
            Administration and accounting fees                        129,728                        48,683           (36,640)(c)                  141,771
            Custodian fees                                             11,513                        22,782           (13,036)(d)                   21,259
            Distribution Fees - Class A                               193,695                        30,106                                        223,801
            Distribution Fees - Class B                               747,020                        76,987                                        824,007
            Distribution Fees - Class C                               294,200                        41,818                                        336,018
            Distribution Fees - Class X                               142,180                         9,584                                        151,764
            Legal Fees                                                  6,147                           723                                          6,870
            Audit Fees                                                 15,267                         1,837              (276)(e)                   16,828
            Directors Fees                                              9,994                         1,195                                         11,189
            Registration Fees                                          44,876                        51,204           (41,286)(f)                   54,794
            Printing and Postage Expenses                             128,536                        15,674            (6,427)(g)                  137,783
            Pricing Fees                                                5,169                         7,303            (5,169)(h)                    7,303
            Miscellaneous expenses                                     12,449                         2,556                                         15,005
                                                                --------------           -------------------       -----------          -------------------
                    Total Expenses                                  4,346,584                       701,837            35,636                    5,084,057
                    Less: Expense Reimbursements                     (848,927)                     (279,295)          (45,069)(i)               (1,173,291)
                                                                 -------------           -------------------       -----------          -------------------
                    Net Expenses                                    3,497,657                       422,542            (9,433)                   3,910,766
                                                                --------------           -------------------       -----------          -------------------

Net Investment Income (Loss)                                       (3,135,940)                     (309,378)            9,433                   (3,435,885)
                                                                --------------           -------------------       -----------          -------------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                          (42,823,171)                   (4,692,161)                                   (47,515,332)
              Futures Contracts                                             -                             -                                              -
              Written Options Contracts                                     -                             -                                              -
              Swap Agreements                                               -                             -                                              -
               Foreign currency transactions                                -                             -                                              -
                                                                                         -------------------
                                                                 -------------                                     -----------          -------------------
            Net Realized Gain (Loss)                              (42,823,171)                   (4,692,161)                                   (47,515,332)
                                                                --------------           -------------------       -----------          -------------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                          (4,333,641)                    1,178,348                                     (3,155,293)
               Futures Contracts                                            -                             -                                              -
               Written Options Contracts                                    -                             -                                              -
               Swap Agreements                                              -                             -                                              -
               Translation of assets and liabilities denominated            -                             -                                              -
                 in foreign currencies                                      -                             -                                              -
                                                                                         -------------------                            -------------------
                                                                 -------------                                     -----------
            Net change in unrealized appreciation (depreciation)   (4,333,641)                    1,178,348                                     (3,155,293)
                                                                --------------           -------------------       -----------          -------------------
                                                                                                                   -----------
            Net gain (loss) on investments                        (47,156,812)                   (3,513,813)                                   (50,670,625)
                                                                --------------           -------------------       -----------          -------------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                 $   (50,292,752)         $         (3,823,191)            9,433         $        (54,106,510)
                                                                ==============           ===================       ===========          ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Neuberger Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Goldman Sachs Mid-Cap Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Goldman Sachs Mid-Cap Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the

                                       AMERICAN SKANDIA ADVISOR FUNDS
                                     FILE NOS. 333__________ & 811-08085

                                                 FORM N-14

                                                   PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section   2-418  of  the  General   Corporation   Law  of  the  State  of  Maryland   provides  for
indemnification  of officers,  directors,  employees and agents of a Maryland  corporation.  With respect to indemnification  of the officers and directors of the Registrant,  and of other employees and agents to such extent as shall be  authorized by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation
and Article V of the Registrant's By-laws, both filed herewith.

         With  respect to liability of the  Investment  Manager to  Registrant  or to  shareholders  of ASAF
Goldman Sachs Mid-Cap Growth Fund under the Investment Management  Agreements,  reference is made to Section
13 of each form of Investment Management Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the
Investment  Manager,  any affiliated person within the meaning of Section 2(a)(3) of the Investment  Company
Act of 1940, as amended (the "ICA"),  of the  Investment  Manager and each person,  if any, who controls the
Investment  Manager  within  the  meaning  of Section  15 of the 1933 Act,  as  amended  (the  "1933  Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification  of American  Skandia  Marketing,  Incorporated  (the
"Distributor"),  its officers and directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act,  and the  Distributor's  indemnification  of  Registrant,  its  officers  and directors and any person who controls  Registrant,  if any, within the meaning of the 1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below, except Exhibits 12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of  Amendment  of  Registrant  dated  November  11,  2002  previously  filed with
                           Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on
                           December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the  agreement  of  acquisition,  reorganization,  merger,  liquidation  and any amendments to it;

                  (A)        The Plan of  Reorganization  is  included  in this  registration  statement  as
                             Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies  of all  instruments  defining  the  rights  of  holders  of the  securities  being
                  registered  including,   where  applicable,  the  relevant  portion  of  the  articles  of incorporation or by-laws of the Registrant;

                  (A)        Articles  of   Incorporation   and  By-laws  of  the   Registrant   filed  with
                  Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on December
                  26, 2002.

         (6)      Copies of all investment  advisory  contracts  relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of
     Prudential Investments LLC, and American Skandia Investment Services, Inc. for the ASAF Goldman Sachs
     Mid-Cap Growth Fund was previously filed with Post-Effective Amendment No. 25 to Registration
     Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between American Skandia Advisor Funds,  Inc.,
                           and  each  of  Prudential   Investments  LLC,  and  American  Skandia  Investment
                           Services,  Inc. for the ASAF Neuberger  Berman Mid-Cap Growth Fund was previously filed with  Post-Effective  Amendment No. 25 to  Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (C)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and Prudential  Investments LLC and Goldman Sachs Asset  Management
                           for the ASAF  Goldman  Sachs  Mid-Cap  Growth  Fund  was  previously  filed  with
                           Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

                  (D)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and Prudential  Investments  LLC and Neuberger  Berman  Management,
                           Inc. for the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund was  previously  filed with  Post-Effective  Amendment No. 25 to  Registration  Statement  filed on Form
                           N-1A on May 9, 2003.

         (7)      Copies  of each  underwriting  or  distribution  contract  between  the  Registrant  and a principal  underwriter,  and  specimens  or copies  of all  agreements  between  principal underwriters and dealers;

                  (A)      Form of  Sales  Agreement  with  American  Skandia  Marketing,  Incorporated  was previously filed with  Post-Effective  Amendment No. 3 to Registration  Statement
                           filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the  benefit of  trustees  or  officers  of the  Registrant  in their capacity as such.  Furnish a reasonably  detailed  description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements  and depository  contracts  under Section 17(f) of the
                  1940  Act  for  securities  and  similar  investments  of the  Registrant,  including  the schedule of remuneration;

(A)      Form  of  Custody   Agreement   between   Registrant  and  PNC  Bank  was  previously   filed  with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with
                           Post-Effective  Amendment No. 3 to  Registration  Statement filed on Form N-1A on
                           June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust  Company was  previously filed with  Post-Effective  Amendment No. 2 to  Registration  Statement  filed on
                           Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan
                           Bank was previously  filed with  Post-Effective  Amendment No. 15 to Registration
                           Statement filed on Form N-1A on July 16, 2001.

(E)      Form of  Amendment  to Custody  Agreement  between  Registrant  and PFPC Trust  Company  filed with
                           Post-Effective  Amendment  No. 10  Registration  Statement  filed on Form N-1A on
                           March 2, 2000.

(F)      Form of Transfer  Agency and  Service  Agreement  between  Registrant  and  American  Skandia  Fund
                           Services,  Inc was  previously  filed  with  Post-Effective  Amendment  No. 17 to
                           Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between American  Skandia Fund Services,  Inc.
                           and   Boston   Financial   Data   Services,   Inc  was   previously   filed  with
                           Post-Effective  Amendment No. 20 to Registration  Statement filed on Form N-1A on
                           March 1, 2002.

         (10)     Copies of any plan  entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to  implementation  of the plan, and copies of any plan  entered  into by  Registrant  pursuant  to Rule  18f-3  under the 1940 Act,  any agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy  of the  portion  of the  minutes  of the  meeting  of the  Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan for Class A Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan for Class B Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (C)        Form of  Distribution  and  Service  Plan for Class C Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan for Class X Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective Amendment No. 2 to Registration Statement filed on Form
                             N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion  and  consent  of  counsel  was  previously  filed  with   Post-Effective
                           Amendment  No. 24 to  Registration  Statement  filed on Form N-1A on February 28,
                           2003.

         (12)     An opinion,  and  consent to their use,  of counsel  or, in lieu of an opinion,  a copy of the revenue  ruling from the  Internal  Revenue  Service,  supporting  the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting  Tax Matters and  Consequences
                           to Shareholders is filed herewith as Exhibit No. (12)(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc.  was  previously  filed with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of  Administration  Agreement  between  Registrant and American Skandia  Investment  Services,
                           Incorporated   previously   filed  with   Post-Effective   Amendment  No.  12  to
                           Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney  previously  filed with  Post-Effective  Amendment  No. 25 to
                            Registration Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                     AMERICAN SKANDIA ADVISOR FUNDS
                                    REGISTRATION STATEMENT ON FORM N-14
                                               EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

                  (12)(A)  Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences
                           to Shareholders

                  (14)(A)  Consent of Auditors       to be filed subsequently

                                              Exhibit (12)(A)

       Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders